Nature of Business (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 08, 2021	Oct. 02, 2020	Feb. 07, 2020	Feb. 28, 2021	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Nonconsolidated affiliate - equity method						$ 380,660		$ 380,660		$ 441,407
Loss from equity method investment						16,270	$ 2,114	$ 60,747	$ 2,114	$ 81,725
Nug Avenue, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of VIE	70.00%			70.00%
Indigo Dye Group Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of VIE			40.00%					40.00%		40.00%
Option to purchase an additional VIE interest		30.00%			30.00%
Nonconsolidated affiliate - equity method						$ 59,370	$ 59,370	$ 59,370	$ 59,370	$ 441,407
Percentage of outstanding equity						32.00%	32.00%	32.00%	32.00%		29.00%
Loss from equity method investment										$ (81,725)
Indigo Dye Group Corp. [Member] | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Nonconsolidated affiliate - equity method		$ 505,449
Percentage of outstanding equity		40.00%
Nug Avenue, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage by parent				70.00%
Percentage of revenues	100.00%			100.00%
Percentage of profits or loss	70.00%			70.00%
Indigo Dye Group Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage by parent					40.00%